EMPLOYEE BENEFITS - Summary of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	175,272	717,240
Exercised price (in usd per share) | $ / shares	$ 33.24	$ 22.06
6.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	22,170
Exercised price (in usd per share) | $ / shares	$ 6.77	$ 6.77
0.95
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	1,103
Exercised price (in usd per share) | $ / shares	$ 0.95	$ 0.95
2.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	1,304
Exercised price (in usd per share) | $ / shares	$ 2.48	$ 2.48
3.38
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	13,223
Exercised price (in usd per share) | $ / shares	$ 3.38	$ 3.38
10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	22,170
Exercised price (in usd per share) | $ / shares	$ 10.00	$ 10.00
12.22
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	47,169
Exercised price (in usd per share) | $ / shares	$ 12.22	$ 12.22
10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	3,826	173,211
Exercised price (in usd per share) | $ / shares	$ 10.00	$ 10.00
28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	37,706	163,834
Exercised price (in usd per share) | $ / shares	$ 28.31	$ 28.31
34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	8,000
Exercised price (in usd per share) | $ / shares	$ 34.20	$ 34.20
29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,001	12,097
Exercised price (in usd per share) | $ / shares	$ 29.34	$ 29.34
22.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	30,000
Exercised price (in usd per share) | $ / shares	$ 22.77	$ 22.77
29.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	34,146	105,020
Exercised price (in usd per share) | $ / shares	$ 29.01	$ 29.01
32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	47,343	98,939
Exercised price (in usd per share) | $ / shares	$ 32.36	$ 32.36
38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	20,000	0
Exercised price (in usd per share) | $ / shares	$ 38.16	$ 38.16
36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	7,500	0
Exercised price (in usd per share) | $ / shares	$ 36.30	$ 36.30
44.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	5,000	5,000
Exercised price (in usd per share) | $ / shares	$ 44.97	$ 44.97
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	13,750	10,000
Exercised price (in usd per share) | $ / shares	$ 46.00	$ 46.00
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,500	1,500
Exercised price (in usd per share) | $ / shares	$ 50.92	$ 50.92
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	2,500	2,500
Exercised price (in usd per share) | $ / shares	$ 55.07	$ 55.07
52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,000	0
Exercised price (in usd per share) | $ / shares	$ 52.10	$ 52.10